Additional Information to the Items of Profit or Loss (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Statement Line Items [Line Items]
Research and development expenses	$ 650	$ 455	$ 1,645	$ 695	$ 1,943
Clinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	118	163	372	256	511
R&D and preclinical studies [Member]
Statement Line Items [Line Items]
Research and development expenses	268	119	423	158	362
Wages and related expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	127	57	335	140	321
Share-based payment [Member]
Statement Line Items [Line Items]
Research and development expenses	33	11	80	24	103
Regulatory and other expenses [Member]
Statement Line Items [Line Items]
Research and development expenses	104	105	384	117	276
Chemistry and formulation studies [Member]
Statement Line Items [Line Items]
Research and development expenses			$ 51		$ 330